Investments in equity-accounted Investees (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 5,286,487	$ 4,853,325
Lextar Electronics Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Manufacturing and sales of Light Emitting Diode
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	27.00%	25.00%
Investments in associates	$ 3,104,955	$ 3,082,856
Raydium Semiconductor Corporation [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	IC design
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	18.00%	18.00%
Investments in associates	$ 678,908	$ 712,829
Daxin Materials Corp [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Research, manufacturing, and sales of display related chemicals
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	25.00%	25.00%
Investments in associates	$ 573,571	$ 525,835
Other associate [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Investments in associates	$ 26,060	$ 0
Star River Energy Corporation [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Holding company
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	34.00%	34.00%
Investments in associates	$ 533,840	$ 531,805
SSEC [member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Principal activities of business associate	Holding company
Principal place of business of associate	Taiwan ROC
Proportion of ownership interest in associate	37.00%	0.00%
Investments in associates	$ 369,153	$ 0